Net Fees and Commissions Income	12 Months Ended
Dec. 31, 2018
Fee and commission income (expense) [Abstract]
Net Fees And Commissions Income

34. NET FEES AND COMMISSIONS INCOME

(1)	Details of fees and commissions income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Fees and commission received for brokerage	166,317	164,041	162,344
Fees and commission received related to credit	170,329	166,364	173,233
Fees and commission received for electronic finance	107,985	110,105	121,250
Fees and commission received on foreign exchange handling	53,468	58,383	60,433
Fees and commission received on foreign exchange	54,924	61,552	66,036
Fees and commission received for guarantee	66,549	65,779	65,254
Fees and commission received on credit card	954,502	1,072,423	598,705
Fees and commission received on securities business	70,928	80,872	96,379
Fees and commission from trust management	78,211	141,766	177,456
Fees and commission received on credit information	11,017	11,737	12,985
Other fees	131,240	136,176	146,689

Total	1,865,470	2,069,198	1,680,764

(2)	Details of fees and commissions expense incurred are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Fees and commissions paid	162,170	164,834	174,669
Credit card commission	760,913	828,363	428,613
Brokerage commission	739	558	1,833
Others	4,517	4,977	5,675

Total	928,339	998,732	610,790